Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis
Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2019 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2019
	RMB	RMB	RMB	RMB	US$
Cash equivalents
T ime deposits	—	738,112	—	738,112	106,023
Short-term investments
Term deposits	—	2,577,905	—	2,577,905	370,292
Adjustable-rate financial products	—	8,228,907	—	8,228,907	1,182,009
Restricted cash	—	5,200	—	5,200	747
Other non-current assets
Warrant	—	—	31,393	31,393	4,509

	—	11,550,124	31,393	11,581,517	1,663,580

	Fair Value Measurement at December 31, 2018 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2018
	RMB	RMB	RMB	RMB
Cash equivalents
Money market fund	7,295	—	—	7,295
Short-term investments
Term deposits	—	1,732,110	—	1,732,110
Money market fund	—	24,394	—	24,394
Adjustable-rate financial products	—	8,092,984	—	8,092,984
Restricted cash	—	5,000	—	5,000
Other non-current assets
Warrant	—	—	36,375	36,375

	7,295	9,854,488	36,375	9,898,158